STOCK OPTIONS AND AWARDS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	May. 22, 2012 shares	Jun. 15, 2009 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | $	$ 4,049,000	$ 3,970,000	$ 3,803,000
Total unrecognized compensation cost | $	$ 6,700,000
Unrecognized compensation cost, period for recognition (in years)		1 year 350 days
Number of plans	5
Share-based Compensation Arrangement by Share-based Payment Award, Option Term		10 years
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)	413,126
Weighted average exercise price, outstanding at beginning of year (in dollars per share) | $ / shares	$ 14.32
Weighted average remaining contractual term, outstanding at end of year (in years)	1 year 173 days
Aggregate intrinsic value, outstanding at end of year | $	$ 1,072
Aggregate intrinsic value, exercisable at end of year | $	$ 1,072
Granted (in shares)	0	0	0
Weighted average exercise price, granted (in dollars per share) | $ / shares	$ 0.00
Exercised (in shares)	(93,712)
Weighted average exercise price, exercised (in dollars per share) | $ / shares	$ 13.40
Forfeited or expired (in shares)	(79,516)
Weighted average exercise price, forfeited or expired (in dollars per share) | $ / shares	$ 17.57
Exercised (in shares)	239,898
Weighted average exercise price, Exercisable (in dollars per share) | $ / shares	$ 13.60
Weighted average remaining contractual life, exercisable at end of year (in years)	1 year 173 days
Outstanding at end of year (in shares)	239,898	413,126
Weighted average exercise price, outstanding at end of year (in dollars per share) | $ / shares	$ 13.60	$ 14.32
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of options exercised | $	$ 492,000	$ 1,479,000	$ 3,247,000
Cash received from exercises | $	744,000	1,056,000	73,000
Tax benefit from exercises | $	$ 1,488,000	1,475,000	$ 1,422,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, total fair value | $		$ 3,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year	494,452	456,032	518,756
Number of shares granted	439,674	273,933	302,175
Number of shares vested	(227,905)	(215,796)	(263,302)
Number of shares forfeited	(62,580)	(19,717)	(101,597)
Number of shares nonvested at end of year	643,641	494,452	456,032
Weighted average of shares fair value, nonvested at beginning of year | $ / shares	$ 16.43	$ 16.00	$ 16.65
Weighted average of shares fair value granted | $ / shares	17.65	16.80	15.65
Weighted average of shares fair value vested | $ / shares	16.45	16.19	16.63
Weighted average of shares fair value forfeited | $ / shares	16.58	16.40	16.26
Weighted average of shares fair value, nonvested at end of year | $ / shares	$ 17.21	$ 16.43	$ 16.00
1999 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	7,507,500
Award vesting rights (as a percent)		25.00%
2009 Employee Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					1,500,000
2009 Non-Employee Director Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				0	75,000
2012 Stock Plan [Member] [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				882,560